Application of New Amended and Revised Standards and Interpretations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed

Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 2)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)

Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
IFRS 16 “Leases”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019 (Note 2)
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 3)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 4)

Schedule of Anticipated Impact On Assets and Liabilities

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	As Originally Stated on January 1, 2019	Adjustments Arising from Initial Application	Restated on January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850

Lease liabilities—current	$—	$219,039	$219,039

Lease liabilities—non-current	$—	104,811	$104,811

Total effect on liabilities		$323,850

Anticipated impact on assets and liabilities

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850

Lease liabilities—current	$—	$219,039	$219,039

Lease liabilities—non-current	$—	$104,811	$104,811

Total effect on liabilities		$323,850

Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed

The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$599,393
Less: Recognition exemption for short-term leases	(261,622)
Less: Recognition exemption for leases of low-value assets	(1,097)

Undiscounted amounts on January 1, 2019	$336,674

Discounted amounts using the incremental borrowing rate on January 1, 2019	$323,850

Lease liabilities recognized on January 1, 2019	$323,850